Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities
Accounts Payable and Accrued Liabilities
	December 31,	December 31,
	2025	2024
Accrued liabilities related to:
Consultants and professional fees	$72,434	$261,753
Payroll related	496,457	471,596
Board of director’s fees	291,218	201,218
Interest payable	13,430	109,029
	873,539	1,043,596
Trade payables and other	788,509	190,378
	1,662,048	1,233,974